INCOME TAXES (Schedule of Profit (Loss) Before Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit before taxes:
Local	$ 588,453	$ 295,438	$ 166,273
Foreign	(3,611)	(3,465)	(11,174)
Total profit before taxes	$ 584,842	$ 291,973	$ 155,099